Nov-03-03 03:20pm From- T-529 P.002/002 F-822

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

03031107

1-16443

NYSE

NOV 3 - 2003

November 3, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MS STRUCTURED ASSET CORP., SATURNS The Hertz Corporation Debenture Backed Series 2003-15 Class A Callable Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 3, 2003. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho

PROCESSED
NOV 04 2003
THOMSON FINANCIAL